Condensed consolidated statement of profit or loss - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Continuing operations
Interest income using effective interest rate method		€ 10,935	€ 12,799
Other interest income		1,026	1,610	[1]
Total Interest income		11,962	14,410
Interest expense using effective interest rate method		(4,160)	(5,880)
Other interest expense		(925)	(1,633)
Total interest expense		(5,085)	(7,513)
Net interest income 13		6,877	6,896
Net fee and commission income 14		1,506	1,386
Valuation results and net trading income 15		(4)	(489)
Investment income		40	58
Other income 16	[2]	269	296
Total income		8,688	8,148
Addition to loan loss provisions 5		1,998	416
Staff expenses		2,923	2,811
Other operating expenses		2,703	2,427
Total expenses		7,623	5,654
Result before tax from continuing operations		1,065	2,493
Taxation		438	740
Net result from continuing operations		626	1,754
Net result attributable to Equityholders of the parent
Net result (before non-controlling interests)		626	1,754
Net result attributable to Non-controlling interests		36	47
Net result attributable to shareholders of the parent		€ 591	€ 1,707
Earnings per ordinary share 17
Basic earnings per ordinary share		€ 0.15	€ 0.44
Diluted earnings per ordinary share		0.15	0.44
Earnings per ordinary share from continuing operations 17
Basic earnings per ordinary share from continuing operations		0.15	0.44
Diluted earnings per ordinary share from continuing operations		0.15	0.44
Dividend per ordinary share		€ 0	€ 0.24

[1]	1 Prior period amounts in other interest income and other interest expense have been updated to improve consistency and comparability.
[2]	2 Other income includes Result from associates and joint ventures, Result on disposal of group companies, Net result on derecognition of financial assets at amortised cost and Other.